Operating Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 18,642
2025	12,492
2026	11,910
2027	11,682
2028	11,206
Thereafter	16,383
Total undiscounted lease payments	82,315
Less: imputed interest	(10,882)
Total operating lease liabilities	$ 71,433